Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares [Member]		Treasury share [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 0		$ 0	$ 97,639	$ (36,173)	$ 61,466
Beginning balance (in shares) at Dec. 31, 2021	228,090,300	[1]	0
Share-based compensation	$ 0		$ 0	3,211	0	3,211
Issuance of shares and pre-funded warrants, net of issuance costs	$ 0		$ 0	267	0	267
Issuance of shares and pre-funded warrants, net of issuance costs (in Shares)	2,576,400	[1]	0
Exercise of options	$ 0		$ 0	143	0	143
Exercise of options (in shares)	1,970,000	[1]	0
Sale of treasury share at cost	$ 0		$ (1,218)	0	0	(1,218)
Sale of treasury share at cost (in shares)			(11,640,460)
Net Income (Loss)	0		$ 0	0	(27,646)	(27,646)
Ending balance at Dec. 31, 2022	$ 0		$ (1,218)	101,260	(63,819)	36,223
Ending balance (in shares) at Dec. 31, 2022	232,636,700	[1]	(11,640,460)
Share-based compensation	$ 0		$ 0	1,491	0	1,491
Issuance of shares and pre-funded warrants, net of issuance costs	$ 0		$ 0	2,924	0	2,924
Issuance of shares and pre-funded warrants, net of issuance costs (in Shares)	51,458,000	[1]	0
Sale of treasury share at cost	$ 0		$ 1,218	0	(638)	580
Sale of treasury share at cost (in shares)			11,640,460
Net Income (Loss)	0		$ 0	0	(24,221)	(24,221)
Ending balance at Dec. 31, 2023	$ 0		$ 0	105,675	(88,678)	$ 16,997
Ending balance (in shares) at Dec. 31, 2023	284,094,700	[1]	0			284,094,700
Share-based compensation	$ 0		$ 0	617	0	$ 617
Issuance of shares and pre-funded warrants, net of issuance costs	$ 0		$ 0	9,868	0	9,868
Issuance of shares and pre-funded warrants, net of issuance costs (in Shares)	93,037,520	[1]	0
Net Income (Loss)	$ 0		$ 0	0	(13,945)	(13,945)
Ending balance at Dec. 31, 2024	$ 0		$ 0	$ 116,160	$ (102,623)	$ 13,537
Ending balance (in shares) at Dec. 31, 2024	377,132,220	[1]	0			377,132,220

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares.